Insurance Contracts - Summary of Insurance Contracts for General Account (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of insurance contracts for general account [Line Items]
- Unearned premiums and unexpired risks	€ 5,341	€ 5,447
- Outstanding claims	2,338	2,206
- Incurred but not reported claims	820	830
Incoming reinsurance	4,377	3,913
- Accident and health insurance	115,294	110,818
Non-life insurance [member]
Disclosure of insurance contracts for general account [Line Items]
- Accident and health insurance	8,499	8,484	€ 9,066
Non-life insurance [member] | Accident and health insurance [member]
Disclosure of insurance contracts for general account [Line Items]
- Accident and health insurance	8,247	8,225
Non-life insurance [member] | General insurance [member]
Disclosure of insurance contracts for general account [Line Items]
- Accident and health insurance	252	259
Life insurance general account [member]
Disclosure of insurance contracts for general account [Line Items]
- Accident and health insurance	€ 102,418	€ 98,422	€ 105,763